Trade and other payables - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables
Increase (decrease) in trade payables	€ (5,296)
Payroll payables	287	€ 255
Other payables	2,156	1,780
Payables for social security contributions	110	100
Trade and other payables	20,654	25,709
Payables to factoring companies in relation to the recognition of Eni's tax credits	728	246
Euro
Trade and other payables
Trade and other payables	10,200
US Dollars
Trade and other payables
Trade and other payables	10,421
Global Gas & LNG Portfolio
Trade and other payables
Increase (decrease) in trade payables	(5,711)
Enilive, Refining and Chemicals [member]
Trade and other payables
Increase (decrease) in trade payables	(493)
Gas take-or-pay contracts
Trade and other payables
Other payables	€ 187	€ 284